SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock reflected on the condensed consolidated balance sheet (Details) - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Contingently redeemable Class A Common Stock - Opening Balance		$ 117,300,000
Re-measurement of carrying value to redemption value	$ 533,869
Contingently redeemable Class A Common Stock - Ending Balance			$ 117,300,000
Class A Common Stock Subject to Redemption
Summary of Significant Accounting Policies
Contingently redeemable Class A Common Stock - Opening Balance		117,300,000
Gross Proceeds			115,000,000
Proceeds allocated to public warrants and private warrants			(10,614,500)
Issuance costs related to Class A Common Stock			(6,146,054)
Re-measurement of carrying value to redemption value		2,833,869	19,060,554
Contingently redeemable Class A Common Stock - Ending Balance	$ 120,133,869	$ 120,133,869	$ 117,300,000